UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:		200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 11, 2012


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	522,254



List of Other Included Manager:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS, INC.       COM              00751Y106    17129   193390 SH       Sole                   193390
APPLE INC COM                  COM              037833100      240      400 SH       Sole                      400
BANK OF AMERICA CORPORATION CO COM              060505104      440    46000 SH       Sole                    46000
BED BATH & BEYOND INC COM      COM              075896100    29179   443648 SH       Sole                   443648
BERKLEY W R CORPORATION        COM              084423102      408    11300 SH       Sole                    11300
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108    47785      392 SH       Sole                      392
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    31065   382813 SH       Sole                   382813
COCA COLA CO COM               COM              191216100     7006    94668 SH       Sole                    94668
COINSTAR INC COM               COM              19259P300     7575   119200 SH       Sole                   119200
COMCAST CORP NEW CL A SPL      COM              20030N200    44131  1495451 SH       Sole                  1495451
DOLBY LABORATORIES, INC.- CL A COM              25659T107    21046   552965 SH       Sole                   552965
EXACT SCIENCES CORP COM        COM              30063P105     3435   307800 SH       Sole                   307800
EXPEDIA INC                    COM              30212P303    26151   782029 SH       Sole                   782029
EXPONENT INC                   COM              30214U102      485    10000 SH       Sole                    10000
FLIR SYS INC COM               COM              302445101    45212  1786329 SH       Sole                  1786329
GALLAGHER ARTHUR J & CO        COM              363576109      347     9700 SH       Sole                     9700
HOUSTON WIRE & CABLE CO COM    COM              44244K109      972    70009 SH       Sole                    70009
JOHNSON & JOHNSON COM          COM              478160104      419     6350 SH       Sole                     6350
KINDER MORGAN ENERGY PARTNERS  COM              494550106      253     3058 SH       Sole                     3058
LABORATORY CORP AMER HLDGS COM COM              50540R409    44541   486579 SH       Sole                   486579
LENDER PROCESSING SERVICES     COM              52602E102     3078   118400 SH       Sole                   118400
LUMBER LIQUIDATORS HOLDINGS    COM              55003T107     6579   262000 SH       Sole                   262000
MARKEL CORP COM                COM              570535104    36255    80757 SH       Sole                    80757
MERCURY GENL CORP NEW COM      COM              589400100      252     5750 SH       Sole                     5750
MOHAWK INDS INC COM            COM              608190104      579     8700 SH       Sole                     8700
ONEBEACON INSURANCE GROUP LTD  COM              G67742109      230    14950 SH       Sole                    14950
PAYCHEX INC                    COM              704326107      218     7050 SH       Sole                     7050
PENN NATL GAMING INC COM       COM              707569109     7307   170000 SH       Sole                   170000
RLI CORP COM                   COM              749607107      896    12500 SH       Sole                    12500
RYANAIR HLDGS PLC SPONSORED AD COM              783513104    42362  1167639 SH       Sole                  1167639
SIEM INDS INC COM              COM              G81226105     2637    41200 SH       Sole                    41200
STRAYER ED INC COM             COM              863236105    21975   233086 SH       Sole                   233086
STRYKER CORP COM               COM              863667101     7334   132185 SH       Sole                   132185
TEMPUR PEDIC INTL INC COM      COM              88023U101    14184   168000 SH       Sole                   168000
THOR INDS INC COM              COM              885160101     1264    40038 SH       Sole                    40038
TORCHMARK CORP COM             COM              891027104      503    10100 SH       Sole                    10100
TRIPADVISOR INC                COM              896945201    12349   346195 SH       Sole                   346195
US BANCORP DEL COM NEW         COM              902973304      849    26790 SH       Sole                    26790
VULCAN MATLS CO COM            COM              929160109      516    12080 SH       Sole                    12080
WASHINGTON POST CO CL B        COM              939640108     5536    14819 SH       Sole                    14819
WELLS FARGO & CO NEW COM       COM              949746101      920    26954 SH       Sole                    26954
WHITE RIV CAP INC COM          COM              96445P105     1018    45550 SH       Sole                    45550
WMS INDUSTRIES INC             COM              929297109    27594  1162812 SH       Sole                  1162812